Retirement benefits (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Disclosure of fair value of plan assets [line items]
Surplus (deficit) in plan		£ 3,900	£ 4,500
Pension defined benefit plans | Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | United Kingdom
Disclosure of fair value of plan assets [line items]
Surplus (deficit) in plan		£ 4,100	£ 4,700
Employer contributions	£ 286
Deficit contributions valuation recovery plan 2022 | Pension defined benefit plans | Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | United Kingdom
Disclosure of fair value of plan assets [line items]
Surplus (deficit) in plan				£ 2,000
Deficit contributions valuation recovery plan 2019 | Pension defined benefit plans | Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | United Kingdom
Disclosure of fair value of plan assets [line items]
Surplus (deficit) in plan					£ 600